Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Insurance liabilities	$ 1,483	$ 1,354
Net unrealized losses on AFS	0	84
Net operating and capital loss carryforwards	221	170
Tax credits	18	0
VOBA	69	72
Employee benefits	52	57
Other	27	20
Total deferred tax assets	1,870	1,757
Valuation allowance	(72)	(193)
Deferred tax asset, after valuation allowance	1,798	1,564
Deferred tax liabilities
Investments, including derivatives	668	429
Net unrealized gains on AFS	178	0
VOBA	346	375
DAC	232	109
Other	6	42
Total deferred tax liability	1,430	955
Net deferred tax asset	$ 368	$ 609